SEGMENT INFORMATION - Net sales by product (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net sales by products
Net sales	R$ 9,844,439	R$ 7,995,673	R$ 18,733,605	R$ 14,976,466
Market pulp
Net sales by products
Net sales			R$ 16,038,957	R$ 12,862,936
Fluff pulp
Net sales by products
Percentage of total net sales			0.70%	0.70%
Printing and writing paper
Net sales by products
Net sales			R$ 2,149,273	R$ 1,661,611
Tissue
Net sales by products
Percentage of total net sales			2.20%	2.20%
Paperboard
Net sales by products
Net sales			R$ 524,146	R$ 430,292
Other
Net sales by products
Net sales			R$ 21,229	R$ 21,627